COMMITMENTS AND CONTINGENCIES (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS (₪)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Operating Leases, Rent Expense			$ 2,045	$ 1,736	$ 1,911
Lease Agreement Maximum Penalties Amount			$ 86
Loss Contingency, Damages Sought, Value	$ 13,371	₪ 52,000
Lease Commitment Description			amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $ 246
Area of Land | ft²			129,213
Net Impact On Results Of Operation	$ 1,553
Restricted Cash and Cash Equivalents, Current			$ 128
Guarantor Obligations, Current Carrying Value			110
Customer Contracts [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Current Carrying Value			$ 116